Commitment And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended
	Sep. 18, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Annual Rent expense		$ 100,000
Monthly lease	5,000
Lease Expiry Date	Jun. 30, 2015
Lease termination, advance notice period	90 days
Litigation accrual		$ 0	$ 0	$ 0